LONG-TERM LOANS (Details 1) $ in Thousands	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 420
2019	215
2020	20,955
2021	90
2022 and onwards	121
Loans Payable to Bank	$ 21,801